Warrants Liability - Schedule of Fair value for Subscription Warrants following Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2024 CAD ($) $ / shares
Schedule of Fair value for Subscription Warrants following Weighted Average Assumptions [Abstract]
Weighted average share price (in Dollars per share) | $ / shares	$ 5.97
Weighted average risk-free interest rate	3.09%
Weighted average dividend yield (in Dollars) | $
Weighted average stock price volatility	52.56%
Weighted average period to expiry (years)	2 years 2 months 1 day